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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-08044
Invesco High Yield Investments Fund, Inc.

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 9/30/10

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX

Item 1. Schedule of Investments.

Invesco High Yield Investments Fund, Inc.
Quarterly Schedule of Portfolio Holdings
September 30, 2010

Invesco High Yield Investments Fund, Inc.
Schedule of Investments(a)
September 30, 2010
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes-125.1%
Advertising-0.3%
Lamar Media Corp., 7.875%, 04/15/18	$195,000	$206,213

Aerospace & Defense-1.8%
Bombardier, Inc. (Canada), 7.75%, 03/15/20(b)	310,000	337,125
Hexcel Corp., 6.75%, 02/01/15	510,000	522,750
Triumph Group, Inc., 8.00%, 11/15/17	375,000	383,438

		1,243,313

Aerospace/Defense — Equipment-0.4%
Alliant Techsystems, Inc., 6.875%, 09/15/20	40,000	40,800
BE Aerospace, Inc., 6.875%, 10/01/20	235,000	240,875

		281,675

Airlines-4.0%
American Airlines Pass Through Trust 1991, (Series 91A2), 10.18%, 01/02/13	438,382	438,382
Continental Airlines 2007-1 Class C Pass Through Trust, 7.339%, 04/19/14	1,004,558	1,014,603
Continental Airlines 2009-1 Class B Pass Through Trust, (Series B), 9.25%, 05/10/17	120,000	130,575
Continental Airlines, Inc., 6.75%, 09/15/15(b)	40,000	40,800
Delta Air Lines, 9.50%, 09/15/14(b)	503,000	548,270
UAL 2007-1 Pass Through Trust, (Series 071A), 6.636%, 07/02/22	108,606	109,081
United Air Lines, Inc., 9.875%, 08/01/13(b)	515,000	556,200

		2,837,911

Aluminum-1.3%
Century Aluminum Co., 8.00%, 05/15/14	225,000	223,734
Novelis, Inc. (Canada), 7.25%, 02/15/15(c)	705,000	724,388

		948,122

Apparel, Accessories & Luxury Goods-2.2%
Hanesbrands, Inc., (Series B), 4.121%, 12/15/14(d)	270,000	261,225
Oxford Industries, Inc., 11.375%, 07/15/15	625,000	704,687
Phillips-Van Heusen Corp., 7.375%, 05/15/20	155,000	164,106
Quiksilver, Inc., 6.875%, 04/15/15	485,000	460,750

		1,590,768

Apparel Retail-1.5%
Brown Shoe Co., Inc., 8.75%, 05/01/12	880,000	902,000
Collective Brands, Inc., 8.25%, 08/01/13	130,000	132,600

		1,034,600

Auto Parts & Equipment-1.4%
Allison Transmission, Inc., 11.00%, 11/01/15(b)	100,000	108,750
Tenneco, Inc., 7.75%, 08/15/18(b)	115,000	119,600
Tenneco, Inc., 8.125%, 11/15/15	285,000	300,675
TMD Friction Finance SA (Luxembourg), 10.75%, 05/15/17(b)	325,000	440,842

		969,867

Automotive-0.8%
Ford Motor Co., 7.45%, 07/16/31	275,000	289,437
General Motors Corp., 8.375%, 07/15/33(e)	715,000	244,888

		534,325

Broadcasting-3.0%
Allbritton Communications Co., 8.00%, 05/15/18	185,000	186,619
Clear Channel Worldwide Holdings, Inc., (Series B), 9.25%, 12/15/17	300,000	321,750
ITV PLC (United Kingdom), (MTN), 5.375%, 10/19/15	50,000	78,152
ITV PLC (United Kingdom), (MTN), 7.375%, 01/05/17	75,000	121,940
LIN Television Corp., 6.50%, 05/15/13	170,000	170,000
Nielsen Finance LLC / Nielsen Finance Co., 11.625%, 02/01/14	925,000	1,056,812
Nielsen Finance LLC / Nielsen Finance Co., 7.75%, 10/15/18(b)	170,000	168,754

		2,104,027

Building Products-4.1%
AMH Holdings, Inc., 11.25%, 03/01/14(c)	505,000	525,516
Building Materials Corp. of America, 6.875%, 08/15/18(b)	190,000	187,625
Building Materials Corp. of America, 7.50%, 03/15/20(b)	180,000	182,700
Gibraltar Industries, Inc., 8.00%, 12/01/15(c)	285,000	279,300
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Building Products-(continued)
Nortek, Inc., 11.00%, 12/01/13	$615,000	$658,050
Ply Gem Industries, Inc., 11.75%, 06/15/13	850,000	911,625
Ply Gem Industries, Inc., 13.125%, 07/15/14	150,000	153,750

		2,898,566

Cable & Satellite-2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17(b)	150,000	152,625
CSC Holdings, Inc., 8.625%, 02/15/19	715,000	811,525
Kabel Deutschland GmbH (Germany), 10.625%, 07/01/14	240,000	251,112
Virgin Media Finance PLC (United Kingdom), 9.125%, 08/15/16	385,000	413,394

		1,628,656

Casinos & Gaming-8.2%
Ameristar Casinos, Inc., 9.25%, 06/01/14	455,000	488,556
Great Canadian Gaming Co. (Canada), 7.25%, 02/15/15(b)	210,000	214,200
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	308,000	198,660
Harrah’s Operating Co., Inc., 11.25%, 06/01/17	947,000	1,041,700
Las Vegas Sands Corp., 6.375%, 02/15/15	545,000	553,856
Mandalay Resort Group, 7.625%, 07/15/13	110,000	92,950
MGM Resorts International, 6.75%, 09/01/12	530,000	500,850
MGM Resorts International, 10.375%, 05/15/14	610,000	678,625
MGM Resorts International, 13.00%, 11/15/13	520,000	613,600
Pinnacle Entertainment, Inc., 8.625%, 08/01/17	255,000	271,575
Scientific Games Corp., 8.125%, 09/15/18(b)	40,000	41,400
Scientific Games International, Inc., 9.25%, 06/15/19	250,000	269,375
Seneca Gaming Corp., 7.25%, 05/01/12	370,000	366,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 08/15/20(b)	425,000	452,625

		5,784,272

Cellular Telecommunications-0.8%
Cricket Communications, Inc., 7.75%, 05/15/16	325,000	348,156
MetroPCS Wireless, Inc., 7.875%, 09/01/18	180,000	184,613

		532,769

Chemicals — Diversified-0.1%
Celanese US Holdings LLC, 6.625%, 10/15/18(b)	60,000	61,350

Chemicals — Plastics-0.4%
PolyOne Corp., 7.375%, 09/15/20	240,000	247,800

Coal & Consumable Fuels-0.6%
CONSOL Energy, Inc., 8.25%, 04/01/20(b)	95,000	104,025
Foundation PA Coal Co. LLC, 7.25%, 08/01/14	170,000	174,675
Peabody Energy Corp., 6.50%, 09/15/20	120,000	129,600

		408,300

Commodity Chemicals-0.8%
Westlake Chemical Corp., 6.625%, 01/15/16	535,000	543,694

Construction & Engineering-0.4%
MasTec, Inc., 7.625%, 02/01/17	315,000	316,575

Construction Materials-0.6%
Texas Industries, Inc., 9.25%, 08/15/20(b)	380,000	396,150

Construction, Farm Machinery & Heavy Trucks-2.1%
Case New Holland, Inc., 7.75%, 09/01/13	200,000	218,500
Case New Holland, Inc., 7.875%, 12/01/17(b)	205,000	225,500
Esco Corp., 8.625%, 12/15/13(b)	130,000	134,225
Navistar International Corp., 8.25%, 11/01/21	520,000	557,050
Oshkosh Corp., 8.50%, 03/01/20	215,000	233,812
Titan International, Inc., 7.875%, 10/01/17(b)	110,000	111,719

		1,480,806

Consulting Services-0.1%
FTI Consulting, Inc., 6.75%, 10/01/20(b)	100,000	101,500

Consumer Finance-4.0%
Ally Financial, Inc., 7.50%, 09/15/20(b)	950,000	1,018,875
Ally Financial, Inc., 8.00%, 03/15/20(b)	455,000	498,225
Ally Financial, Inc., 8.00%, 11/01/31	20,000	21,500
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	249,000	283,237
Ford Motor Credit Co. LLC, 8.125%, 01/15/20	680,000	792,200
National Money Mart Co. (Canada), 10.375%, 12/15/16	180,000	192,375

		2,806,412

Consumer Products-0.1%
Visant Corp., 10.00%, 10/01/17(b)	40,000	42,100

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Data Processing & Outsourced Services-1.0%
SunGard Data Systems, Inc., 9.125%, 08/15/13	$720,000	$736,423

Distillers & Vintners-1.2%
Constellation Brands, Inc., 7.25%, 09/01/16	420,000	446,250
Constellation Brands, Inc., 7.25%, 05/15/17	360,000	382,500

		828,750

Diversified Commercial & Professional Services-0.5%
ARAMARK Corp., 8.50%, 02/01/15	340,000	355,300

Diversified Metals & Mining-1.3%
Teck Resources Ltd. (Canada), 10.25%, 05/15/16	519,000	630,585
Vale Overseas Ltd. (Cayman Islands), 4.625%, 09/15/20	95,000	97,747
Vale Overseas Ltd., 6.875%, 11/10/39	150,000	173,118

		901,450

Drug Retail-0.3%
General Nutrition Centers, Inc., 5.75%, 03/15/14(d)(f)	240,000	238,800

Electrical Components & Equipment-0.3%
Baldor Electric Co., 8.625%, 02/15/17	205,000	220,375

Electronic Component — Semiconductor-0.1%
Advanced Micro Devices, Inc., 7.75%, 08/01/20(b)	80,000	82,600

Environmental & Facilities Services-0.2%
EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 08/15/18(b)	125,000	135,625

Fertilizers & Agricultural Chemicals-1.0%
CF Industries, Inc., 7.125%, 05/01/20	650,000	710,938

Food — Miscellaneous/Diversified-0.3%
Chiquita Brands International, Inc., 8.875%, 12/01/15	185,000	190,319

Food Retail-0.4%
SUPERVALU, Inc., 7.50%, 11/15/14	265,000	266,988

Gas Utilities-0.7%
Ferrellgas LP, 6.75%, 05/01/14	295,000	299,425
Suburban Propane Partners, 7.375%, 03/15/20	200,000	213,500

		512,925

Health Care Equipment-0.2%
Invacare Corp., 9.75%, 02/15/15	100,000	107,250

Health Care Facilities-5.6%
Community Health Systems, 8.875%, 07/15/15	705,000	750,825
HCA, Inc., 5.75%, 03/15/14	200,000	199,750
HCA, Inc., 6.25%, 02/15/13	390,000	398,775
HCA, Inc., 7.875%, 02/15/20	1,071,000	1,178,100
Healthsouth Corp., 7.25%, 10/01/18	30,000	30,675
Healthsouth Corp., 7.75%, 09/15/22	70,000	70,875
Healthsouth Corp., 10.75%, 06/15/16	595,000	657,475
Sun Healthcare Group, Inc., 9.125%, 04/15/15	330,000	349,800
Tenet Healthcare Corp., 10.00%, 05/01/18	265,000	304,087

		3,940,362

Health Care Providers & Services-0.1%
Omega Healthcare Investors, 6.75%, 10/15/22(b)	65,000	64,756

Health Care Services-1.1%
FMC Finance III SA (Luxembourg), 6.875%, 07/15/17	610,000	655,036
Omnicare, Inc., 7.75%, 06/01/20	80,000	81,900
Universal Hospital Services, Inc., 8.50%, 06/01/15(f)	65,000	66,137

		803,073

Highways & Railtracks-0.2%
Abertis Infraestructuras SA (Spain), 4.625%, 10/14/16	100,000	135,614

Homebuilding-1.1%
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	480,000	482,400
M/I Homes, Inc., 6.875%, 04/01/12	265,000	265,663

		748,063

Hotels, Resorts & Cruise Lines-0.7%
Carlson Wagonlit BV (Netherlands), 6.649%, 05/01/15(b)(d)	200,000	256,973
Royal Caribbean Cruises Ltd. (Liberia), 6.875%, 12/01/13	200,000	211,260

		468,233

Household Products-0.3%
Central Garden and Pet Co., 8.25%, 03/01/18	190,000	194,750

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Independent Power Producers & Energy Traders-3.1%
AES Corp. (The), 7.75%, 03/01/14	$160,000	$172,000
AES Corp. (The), 8.00%, 06/01/20	840,000	915,600
Ipalco Enterprises, Inc., 8.625%, 11/14/11	165,000	174,487
NRG Energy, Inc., 7.375%, 02/01/16	270,000	278,100
NRG Energy, Inc., 7.375%, 01/15/17	610,000	626,775

		2,166,962

Industrial Conglomerates-1.2%
RBS Global, Inc. / Rexnord LLC, 8.50%, 05/01/18	850,000	875,500

Industrial Gases-1.2%
Airgas, Inc., 7.125%, 10/01/18(b)	755,000	835,219

Industrial Machinery-0.5%
Mueller Water Products, Inc., 8.75%, 09/01/20(b)	40,000	42,800
SPX Corp., 6.875%, 09/01/17(b)	305,000	324,063

		366,863

Integrated Telecommunication Services-3.3%
Angel Lux Common SA (Luxembourg), 8.875%, 05/01/16(b)	300,000	321,375
Intelsat Corp., 9.25%, 06/15/16	1,480,000	1,587,300
Intelsat Jackson Holdings SA (Luxembourg), 7.25%, 10/15/20(b)	45,000	45,450
Qwest Communications, 7.125%, 04/01/18(b)	335,000	351,331

		2,305,456

Internet Retail-0.4%
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc., 10.75%, 08/01/16	255,000	279,863

Internet Retail Services-1.3%
Travelport LLC, 9.00%, 03/01/16(b)	180,000	180,225
Travelport LLC, 9.875%, 09/01/14	300,000	311,625
Travelport LLC, 11.875%, 09/01/16	380,000	410,875

		902,725

Investment Banking & Brokerage-0.6%
E*Trade Financial Corp., 7.875%, 12/01/15	270,000	261,900
Merrill Lynch & Co., Inc., 6.11%, 01/29/37	180,000	177,235

		439,135

IT Consulting & Other Services-1.3%
Unisys Corp., 14.25%, 09/15/15(b)	770,000	922,075

Life/Health Insurance-0.3%
Aflac, Inc., 6.90%, 12/17/39	180,000	199,397

Medical — Drugs-0.4%
Patheon, Inc. (Canada), 8.625%, 04/15/17(b)	185,000	191,013
Valeant Pharmaceuticals International, 6.75%, 10/01/17(b)	40,000	41,000
Valeant Pharmaceuticals International, 7.00%, 10/01/20(b)	40,000	41,000

		273,013

Medical Products-0.4%
DJO Finance LLC / DJO Finance Corp., 10.875%, 11/15/14	270,000	295,650

Movies & Entertainment-1.1%
AMC Entertainment, Inc., 8.75%, 06/01/19	575,000	608,781
Cinemark USA, Inc., 8.625%, 06/15/19	170,000	181,900

		790,681

Multi-line Insurance-1.2%
American International Group, Inc., 8.175%, 05/15/58(d)	125,000	125,000
Hartford Financial Services Group, Inc., 8.125%, 06/15/38(d)	190,000	191,967
Nationwide Mutual Insurance Co., 9.375%, 08/15/39(b)	465,000	554,612

		871,579

Mutual Insurance-0.7%
Liberty Mutual Group, Inc., 7.80%, 03/15/37(b)	540,000	514,570

Office Services & Supplies-0.8%
IKON Office Solutions, Inc., 6.75%, 12/01/25	110,000	113,988
Interface, Inc., 9.50%, 02/01/14	436,000	451,532

		565,520

Oil & Gas Drilling-0.1%
Pride International, Inc., 6.875%, 08/15/20	45,000	48,881

Oil & Gas Equipment & Services-1.1%
Bristow Group, Inc., 7.50%, 09/15/17	165,000	170,569
Key Energy Services, Inc., 8.375%, 12/01/14	545,000	577,700

		748,269

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Oil & Gas Exploration & Production-11.3%
Anadarko Petroleum Corp., 6.375%, 09/15/17	$185,000	$202,980
Chaparral Energy, Inc., 8.50%, 12/01/15	755,000	738,956
Chesapeake Energy Corp., 6.625%, 08/15/20	55,000	57,613
Chesapeake Energy Corp., 6.875%, 11/15/20	525,000	555,844
Cimarex Energy Co., 7.125%, 05/01/17	500,000	526,875
Continental Resources, 7.375%, 10/01/20(b)	175,000	184,625
Continental Resources, 8.25%, 10/01/19	135,000	148,838
Continental Resources, Inc., 7.125%, 04/01/21(b)	90,000	93,094
Encore Acquisition Co., 9.50%, 05/01/16	240,000	269,700
EXCO Resources, Inc., 7.50%, 09/15/18	215,000	213,388
Forest Oil Corp., 7.25%, 06/15/19	340,000	348,500
Harvest Operations Corp. (Canada), 6.875%, 10/01/17(b)	110,000	112,475
Hilcorp Energy I LP/Hilcorp Finance Co., 7.75%, 11/01/15(b)	400,000	406,000
McMoRan Exploration Co., 11.875%, 11/15/14	690,000	761,587
Newfield Exploration Co., 6.625%, 09/01/14	1,070,000	1,095,412
Newfield Exploration Co., 7.125%, 05/15/18	115,000	123,050
Petrohawk Energy Corp., 7.25%, 08/15/18(b)	670,000	685,912
Pioneer Natural Resources Co., 6.65%, 03/15/17	284,000	303,617
Plains Exploration & Production Co., 7.625%, 06/01/18	125,000	132,031
Plains Exploration & Production Co., 7.75%, 06/15/15	540,000	568,350
Range Resources Corp., 7.50%, 05/15/16	260,000	272,675
Whiting Petroleum Corp., 6.50%, 10/01/18	150,000	153,750

		7,955,272

Oil & Gas Refining & Marketing-1.5%
Petroplus Finance Ltd. (Bermuda), 6.75%, 05/01/14(b)	180,000	164,700
Tesoro Corp., 6.50%, 06/01/17	460,000	452,525
United Refining Co., (Series 2) , 10.50%, 08/15/12	465,000	429,544

		1,046,769

Oil & Gas Storage & Transportation-4.2%
Copano Energy LLC/Copano Energy Finance Corp., 8.125%, 03/01/16	465,000	476,625
El Paso Corp., 12.00%, 12/12/13	1,030,000	1,264,325
Inergy LP, 8.25%, 03/01/16	470,000	493,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., (Series B) , 8.75%, 04/15/18	455,000	494,812
Regency Energy Partners, 8.375%, 12/15/13	235,000	246,750

		2,976,012

Other Diversified Financial Services-1.8%
International Lease Finance Corp., 6.50%, 09/01/14(b)	70,000	75,180
International Lease Finance Corp., 6.75%, 09/01/16(b)	185,000	198,759
International Lease Finance Corp., 7.125%, 09/01/18(b)	185,000	199,338
International Lease Finance Corp., 8.75%, 03/15/17(b)	755,000	821,062

		1,294,339

Packaged Foods & Meats-1.3%
JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	780,000	908,700

Paper Products-2.4%
Mercer International, Inc., 9.25%, 02/15/13	560,000	561,400
Neenah Paper, Inc., 7.375%, 11/15/14	180,000	181,125
PH Glatfelter Co., 7.125%, 05/01/16	235,000	240,124
Sappi Papier Holdings AG, 6.75%, 06/15/12(b)	680,000	692,316

		1,674,965

Pharmaceuticals-0.6%
Axcan Intermediate Holdings, Inc., 12.75%, 03/01/16	215,000	220,375
Elan Finance PLC / Elan Finance Corp. (Ireland), 8.75%, 10/15/16(b)	155,000	155,194
Mylan, Inc., 7.875%, 07/15/20(b)	35,000	37,537

		413,106

Property/Casualty Insurance-0.1%
Crum & Forster Holdings Corp., 7.75%, 05/01/17	100,000	105,500

Publishing-0.9%
Gannett Co., Inc., 6.375%, 09/01/15(b)	80,000	79,450
Gannett Co., Inc., 7.125%, 09/01/18(b)	50,000	49,250
Gannett Co., Inc., 9.375%, 11/15/17(b)	460,000	506,000

		634,700

Railroads-0.4%
Kansas City Southern de Mexico SA de CV (Mexico), 8.00%, 02/01/18(b)	257,000	278,097

Real Estate Services-0.9%
CB Richard Ellis Services, Inc., 11.625%, 06/15/17	575,000	669,156

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Regional Bank-1.2%
Regions Financial Corp., 7.375%, 12/10/37	$290,000	$272,701
Zions Bancorporation, 5.50%, 11/16/15	570,000	564,300

		837,001

Resorts/Theme Parks-0.5%
Universal City Development Partners Ltd. / UCDP Finance, Inc., 8.875%, 11/15/15	355,000	368,313

Retail — Arts&Crafts-0.6%
Michaels Stores, Inc., 10.00%, 11/01/14	260,000	275,275
Sears Holding Corp., 6.625%, 10/15/18(b)	90,000	90,000
Toys R US — Delaware, Inc., 7.375%, 09/01/16(b)	40,000	41,400

		406,675

Satellite Telecommunication-0.4%
Inmarsat Finance PLC (United Kingdom), 7.375%, 12/01/17(b)	250,000	263,750

Semiconductor Equipment-0.6%
Amkor Technologies, Inc., 7.375%, 05/01/18(b)	420,000	427,350

Semiconductors-1.8%
Freescale Semiconductor, Inc., 9.125%, 12/15/14(f)	515,000	517,575
Freescale Semiconductor, Inc., 9.25%, 04/15/18(b)	382,000	397,280
NXP BV / NXP Funding LLC (Netherlands), 7.875%, 10/15/14	345,000	357,938

		1,272,793

Specialized Finance-2.2%
CIT Group, Inc., 7.00%, 05/01/14	370,000	370,000
CIT Group, Inc., 7.00%, 05/01/17	1,230,000	1,208,475

		1,578,475

Specialized REIT’s-0.2%
Senior Housing Properties Trust, 6.75%, 04/15/20	165,000	172,631

Specialty Chemicals-1.3%
Ferro Corp., 7.875%, 08/15/18	210,000	218,400
Huntsman International LLC, 7.375%, 01/01/15	675,000	690,188

		908,588

Specialty Stores-1.5%
Sally Holdings LLC/Sally Capital, Inc., 9.25%, 11/15/14	1,020,000	1,074,825

Steel-0.9%
AK Steel Corp., 7.625%, 05/15/20	175,000	179,375
Steel Dynamics, Inc., 7.75%, 04/15/16	275,000	286,687
United States Steel Corp., 7.00%, 02/01/18	150,000	154,125
United States Steel Corp., 7.375%, 04/01/20	15,000	15,713

		635,900

Systems Software-1.0%
Vangent, Inc., 9.625%, 02/15/15	730,000	672,513

Telecommunication Services-0.7%
SBA Telecommunications, Inc., 8.25%, 08/15/19	475,000	520,125

Textiles-0.7%
Invista, 9.25%, 05/01/12(b)	45,000	45,788
Levi Strauss & Co., 7.625%, 05/15/20	445,000	462,800

		508,588

Tires & Rubber-0.7%
Cooper Tire and Rubber Co., 8.00%, 12/15/19	450,000	465,750

Trading Companies & Distributors-2.8%
Ashtead Capital, Inc., 9.00%, 08/15/16(b)	330,000	346,500
H&E Equipment Services, Inc., 8.375%, 07/15/16	520,000	520,000
Hertz Corp. (The), 7.50%, 10/15/18(b)	190,000	190,238
Hertz Corp. (The), 8.875%, 01/01/14	320,000	330,000
KAR Auction Services, Inc., 8.75%, 05/01/14	130,000	135,525
United Rentals North America, Inc., 7.00%, 02/15/14	125,000	125,625
United Rentals North America, Inc., 7.75%, 11/15/13	330,000	334,950

		1,982,838

Transport-0.3%
Inaer Aviation Finance Ltd. (Spain), 9.50%, 08/01/17(b)	50,000	68,333
Overseas Shipholding Group, Inc., 8.125%, 03/30/18	145,000	151,163

		219,496

Travel Services-0.5%
Expedia, Inc., 8.50%, 07/01/16	305,000	335,309

Vitamins & Nutrition Products-0.0%
NBTY, Inc., 9.00%, 10/01/18(b)	25,000	26,375

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Wireless Telecommunication Services-4.9%
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/01/15(b)	$620,000	$672,700
Digicel Group Ltd. (Bermuda), 8.875%, 01/15/15(b)	100,000	102,125
Digicel Ltd. (Bermuda), 8.25%, 09/01/17(b)	270,000	284,175
Sprint Capital Corp., 6.90%, 05/01/19	1,500,000	1,513,125
Sprint Nextel Corp., 8.375%, 08/15/17	75,000	81,187
Wind Acquisition Finance SA (Luxembourg), 12.00%, 12/01/15(b)(c)	760,000	809,400

		3,462,712

Total Bonds & Notes (Cost $82,048,882)		88,140,346

	Shares
Preferred Stocks-0.6%
Consumer Finance-0.4%
Ally Financial, Inc., 7% Pfd. (b)	339	305,174

Financials-0.2%
Citigroup Capital XIII, 7.875% Pfd. (d)	4,995	124,875

Total Preferred Stocks (Cost $302,121)		430,049

Money Market Funds-3.5%
Liquid Assets Portfolio — Institutional Class (g)	1,226,505	1,226,505
Premier Portfolio — Institutional Class (g)	1,226,505	1,226,505

Total Money Market Funds (Cost $2,453,010)		2,453,010

Total Investments (Cost $84,804,013)-129.2%		91,023,405

Other Assets Less Liabilities-(29.2)%		(20,555,696)

Net Assets-100.0%		$70,467,709

Investment Abbreviations:

MTN	Medium Term Note
Pfd.	Preferred
REIT	Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $19,959,449 which represented 28% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2010.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2010 was $244,888, which represented 0.3% of the Fund’s Net Assets.

(f)	Payment-in-kind security.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Investments Fund, Inc.
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco High Yield Investments Fund, Inc.
A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco High Yield Investments Fund, Inc.
NOTE 2 — Additional Valuation Information — (continued)
Level 3	— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,453,010	$430,049	$—	$2,883,059
Corporate Debt Securities	—	88,140,346	—	88,140,346

Total Investments	$2,453,010	$88,570,395	$—	$91,023,405

NOTE 3 — Investment Securities
          Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,177,101
Aggregate unrealized (depreciation) of investment securities	(61,762)

Net unrealized appreciation of investment securities	$6,115,339

Cost of investments for tax purposes is $84,908,066.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco High Yield Investments Fund, Inc.
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.